AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Principal Amount	Value
Municipal Bonds - 97.2%
California - 5.8%
California Municipal Finance Authority,
5.000%, 05/15/43	$2,515,000	$2,539,142
5.000%, 05/15/48	3,855,000	3,863,364

California Municipal Finance Authority, Series A 4.000%, 02/01/51	1,260,000	1,188,396
Riverside County Transportation Commission, Series B1 4.000%, 06/01/46	2,095,000	2,000,809
Riverside County Transportation Commission, Series C 4.000%, 06/01/47	2,870,000	2,709,845
San Diego County Regional Airport Authority, Series B 4.000%, 07/01/51	1,675,000	1,555,922

Total California		13,857,478
Colorado - 4.5%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	4,185,000	4,318,750
Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	5,395,000	6,456,101

Total Colorado		10,774,851
Connecticut - 2.7%
Connecticut State Health & Educational Facilities Authority,
4.000%, 07/01/39	2,515,000	2,388,890
4.000%, 07/01/40	2,845,000	2,663,604
4.000%, 07/01/42	1,465,000	1,346,557

Total Connecticut		6,399,051
Florida - 11.8%
Brevard County Health Facilities Authority, Series A 5.000%, 04/01/47	5,025,000	5,301,808
City of Tampa, Series B 5.000%, 07/01/50	2,065,000	2,105,384
County of Miami-Dade Seaport Department, Series 1, (Assured Guaranty Municipal Corp.) 4.000%, 10/01/45	3,980,000	3,827,171
County of Miami-Dade Seaport Department, Series A 5.250%, 10/01/52	1,260,000	1,342,588
Escambia County Health Facilities Authority 4.000%, 08/15/50	5,065,000	4,349,530
Florida Development Finance Corp.,
4.000%, 02/01/52	2,515,000	1,972,130
5.000%, 02/01/52	1,675,000	1,550,423

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	4,185,000	3,834,626
	Principal Amount	Value

Miami Beach Health Facilities Authority 4.000%, 11/15/46	$4,185,000	$3,820,707

Total Florida		28,104,367
Illinois - 9.9%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	5,650,000	5,793,501
Metropolitan Pier & Exposition Authority,
4.000%, 12/15/42	1,675,000	1,543,587
4.000%, 06/15/52	2,515,000	2,165,617
5.000%, 06/15/50	4,185,000	4,224,976

State of Illinois,
5.500%, 05/01/39	3,350,000	3,706,569
5.750%, 05/01/45	2,515,000	2,772,243

State of Illinois, Series A,
4.000%, 03/01/40	1,260,000	1,222,934
5.000%, 03/01/46	1,870,000	1,977,451

Total Illinois		23,406,878
Massachusetts - 2.5%
Massachusetts Development Finance Agency,
4.000%, 07/01/51	4,340,000	3,797,382
5.250%, 07/01/52	2,095,000	2,194,989

Total Massachusetts		5,992,371
Minnesota - 0.9%
Duluth Economic Development Authority, Series A 5.000%, 02/15/48	2,140,000	2,186,925
Nebraska - 2.0%
Central Plains Energy Project #3, Series A 5.000%, 09/01/42	4,655,000	4,874,181
New Jersey - 11.7%
New Jersey Economic Development Authority 5.000%, 11/01/44	2,095,000	2,195,966
New Jersey Economic Development Authority, Series QQQ,
4.000%, 06/15/46	1,260,000	1,197,960
4.000%, 06/15/50	1,260,000	1,169,633

New Jersey Transportation Trust Fund Authority,
5.250%, 06/15/46	1,675,000	1,814,020
5.500%, 06/15/50	840,000	927,085

New Jersey Transportation Trust Fund Authority, Series AA,
4.000%, 06/15/45	1,675,000	1,606,512
4.000%, 06/15/50	1,675,000	1,554,870
5.000%, 06/15/45	840,000	883,361
5.000%, 06/15/50	1,260,000	1,318,265

New Jersey Transportation Trust Fund Authority, Series BB 5.000%, 06/15/44	1,465,000	1,527,197
South Jersey Transportation Authority,
4.625%, 11/01/47	2,930,000	2,903,893
5.250%, 11/01/52	3,770,000	3,923,010

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New Jersey - 11.7% (continued)

Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	$2,095,000	$2,139,717
5.250%, 06/01/46	2,755,000	2,849,006

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	1,720,000	1,726,446

Total New Jersey		27,736,941
New York - 14.8%
City of New York, Series B-1 5.250%, 10/01/47	1,675,000	1,870,383
Metropolitan Transportation Authority, Series 1,
4.750%, 11/15/45	2,660,000	2,697,712
5.000%, 11/15/50	1,955,000	2,013,850
5.250%, 11/15/55	2,530,000	2,650,586

New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-1 5.500%, 11/01/45	1,675,000	1,935,622
New York State Dormitory Authority 5.000%, 05/01/52	2,515,000	2,644,543
New York State Dormitory Authority, Series A,
4.000%, 07/01/47	1,675,000	1,544,625
4.000%, 07/01/52	1,775,000	1,599,634

New York State Thruway Authority, Series B 4.000%, 01/01/45	1,675,000	1,643,259
New York Transportation Development Corp.,
4.000%, 12/01/39	1,530,000	1,506,876
4.000%, 12/01/41	1,590,000	1,534,656
4.000%, 04/30/53	5,790,000	4,829,540
5.000%, 12/01/40	4,185,000	4,378,395
5.000%, 12/01/41	4,185,000	4,356,457

Total New York		35,206,138
Pennsylvania - 11.5%
Allegheny County Airport Authority, Series A 5.000%, 01/01/51	4,185,000	4,344,062
Geisinger Authority 4.000%, 04/01/50	2,680,000	2,453,237
Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	3,980,000	4,050,229
Pennsylvania Economic Development Financing Authority, (Assured Guaranty Municipal Corp.)
5.000%, 12/31/57	1,050,000	1,085,089
5.250%, 06/30/53	5,025,000	5,089,516

Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	5,065,000	4,752,237
Philadelphia Authority for Industrial Development 5.250%, 11/01/52	5,185,000	5,569,033

Total Pennsylvania		27,343,403
Rhode Island - 1.2%
Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	2,755,000	2,777,367
	Principal Amount	Value
Texas - 11.5%
Central Texas Regional Mobility Authority, Series B,
4.000%, 01/01/51	$1,705,000	$1,561,987
5.000%, 01/01/45	1,620,000	1,717,062

City of Houston Airport System Revenue, Series A 4.000%, 07/01/48	1,260,000	1,175,944
City of San Antonio Electric & Gas Systems Revenue, Series A 5.000%, 02/01/46	4,000,000	4,280,566
Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 12/31/40	3,315,000	3,348,847
5.000%, 12/31/45	3,250,000	3,262,379
5.000%, 06/30/58	7,800,000	7,696,768

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	4,605,000	4,266,301

Total Texas		27,309,854
Virginia - 5.4%
Lynchburg Economic Development Authority 4.000%, 01/01/55	1,260,000	1,139,604
Virginia Small Business Financing Authority,
4.000%, 01/01/39	2,515,000	2,388,840
4.000%, 01/01/40	2,515,000	2,360,572
5.000%, 12/31/47	2,145,000	2,181,890
5.000%, 12/31/49	2,095,000	2,064,441
5.000%, 12/31/52	2,655,000	2,602,424

Total Virginia		12,737,771
West Virginia - 1.0%
West Virginia Hospital Finance Authority 5.000%, 01/01/43	2,300,000	2,307,639

Total Municipal Bonds (Cost $251,715,267)		231,015,215
Short-Term Investments - 0.8%
Repurchase Agreements - 0.8%
Fixed Income Clearing Corp. dated 03/31/23, due 04/03/23, 4.650% total to be received $1,792,694 (collateralized by a U.S. Treasury, 1.750%, 07/31/24, totaling $1,827,935)	1,792,000	1,792,000

Total Short-Term Investments (Cost $1,792,000)		1,792,000
Total Investments - 98.0% (Cost $253,507,267)		232,807,215
Other Assets, less Liabilities - 2.0%		4,774,634
Net Assets - 100.0%		$237,581,849

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$231,015,215	—	$231,015,215
Short-Term Investments
Repurchase Agreements	—	1,792,000	—	1,792,000
Total Investments in Securities	—	$232,807,215	—	$232,807,215

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.